Stock Based Compensation - Schedule of assumption (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation
Approximate risk-free rate	1.04%	1.29%
Volatility	41.45%	43.92%
Average expected life (years)	6 years	6 years
Dividend yield	0.00%	0.00%
Weighted-average grant date fair value	$ 5.1	$ 0.84
Estimated fair value of total options granted	$ 25,353	$ 246